Operating expenses - Disclosure of research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 185,433	€ 131,997	€ 69,419
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Sub-contracting, studies and research	110,993	85,726	38,858
Personnel costs	18,455	8,048	3,072
Consulting and professional fees	12,581	6,561	4,246
Intellectual property fees	1,741	1,645	1,187
Other expenses	2,762	1,196	931
Operating expenses	€ 146,532	€ 103,176	€ 48,295